INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Components of tax expense or income including tax reconciliation and unrecognised tax

Amounts in R million	2024	2023	2022

Current tax	(99.7)	(286.3)	(261.6)
Mining tax	(92.4)	(253.0)	(250.2)
Mining tax prior year over provision	5.4	—	—
Non-Mining, company and capital gains tax	(12.7)	(33.3)	(11.4)
Deferred tax	(388.6)	(118.7)	(72.7)
Deferred tax charge - Mining tax	(327.5)	(121.6)	(119.9)
Deferred tax charge - Mining tax prior year over provision	6.1	—	—
Deferred tax charge - Non-mining, company and capital gains tax	0.2	2.9	1.6
Deferred tax rate adjustment	(67.3)	—	45.6
Recognition of previously unrecognised income losses	—	—	0.4
Recognition of previously unrecognised temporary differences	—	—	(0.4)

	(488.2)	(405.0)	(334.3)

Tax reconciliation
Major items causing the Group's income tax expense to differ from the statutory rate were:
Tax on net profit before tax at the South African corporate tax rate of 27% (2023: 27% and 2022: 28%)	(490.6)	(455.3)	(408.3)
Rate adjustment to reflect the actual realised company tax rates applying the gold mining formula (a)	46.1	47.6	36.4
Deferred tax rate adjustment (b)	(67.3)	—	45.6
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition (c)	(16.8)	(16.3)	(22.2)
Non-deductible expenses (d)	(8.2)	(7.0)	(7.3)
Exempt income and other non-taxable income (e)	9.8	21.8	19.0
(Derecognition of previously recognised)/Recognition of previously unrecognised deductible temporary differences	—	—	(0.4)
Utilisation of tax losses for which deferred tax assets were previously unrecognised	—	—	0.4
Prior year over provision	11.5	2.0	—
Current year losses for which no deferred tax asset was recognised	1.4	0.4	(1.4)
Other	(1.6)	(0.1)	3.6
Tax incentives (f)	27.5	1.9	0.3
Income tax
Income tax	(488.2)	(405.0)	(334.3)

Deferred tax assets and liabilities

Amounts in R million	2024	2023

Included in the statement of financial position as follows:
Deferred tax assets	23.4	32.8
Deferred tax liabilities	(958.0)	(560.7)

Net deferred tax liabilities	(934.6)	(527.9)

Reconciliation of the deferred tax balance:
Balance at the beginning of the year	(527.9)	(437.4)
Recognised in profit or loss	(388.6)	(118.7)
Recognised in other comprehensive income	(0.1)	0.7
Recognised in equity	(18.0)	27.5

Balance at the end of the year	(934.6)	(527.9)

The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:
Amounts in R million	2024	2023

Deferred tax liabilities
Property, plant and equipment (excluding unredeemed capital allowances)	(1,075.1)	(659.7)
Environmental rehabilitation obligation and other funds	(103.4)	(76.3)
Other investments	(1.6)	(0.6)

Gross deferred tax liabilities	(1,180.1)	(736.6)

Deferred tax assets
Environmental rehabilitation obligation	159.0	113.9
Other provisions[1]	73.0	81.0
Other temporary differences[2]	7.4	9.0
Estimated tax losses	6.1	4.8

Gross deferred tax assets	245.5	208.7

Net deferred tax liabilities	(934.6)	(527.9)
[1] Includes the temporary differences on the equity settled share-based payment
[2] Includes the temporary differences on the lease liability

Deferred tax assets have not been recognised in respect of the following:

Amounts in R million	2024	2023

Estimated tax losses	17.1	17.2
Estimated tax losses - Capital nature	313.6	313.6
Unredeemed capital expenditure	244.4	252.0

Deferred tax assets for tax losses, unredeemed capital expenditure and capital losses have not been recognised where future taxable profits against which these can be utilised are not anticipated. These do not have an expiry date. A maximum of R1 million or 80% of assessed losses (whichever is greater) is permitted to be set-off per year against taxable income.